Leases (Details) - ARS ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	$ 150,040	$ 111,807
Not later than 1 year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	32,619	21,412
Later than 1 year and not later than 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	44,995	28,166
More than 5 years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Non-cancellable operating leases	$ 72,426	$ 62,229